UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2008
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.








ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
March 31, 2008
(UNAUDITED)



Number                                                                                              Percent
Of                                                                                     Market        of Net
Shares                                        Security                                  Value        Assets
>

                 COMMON STOCKS AND
                 EXCHANGE TRADED FUNDS

Industrials
1000             Boeing Co                                                           $    74,370
2000             Bucyrus Intl Inc Cl A                                                   203,300
4000             CSX Corp                                                                224,280
2000             Deere & Co                                                              160,880
1000             FTI Consulting (1)                                                       71,040
13000            General Elec Co                                                         481,130
5000             Honeywell Intl Inc                                                      282,100
3000             IHS Inc Cl A (1)                                                        192,930
5000             Jacobs Engr Group (1)                                                   367,950
5000             Manitowoc Inc                                                           204,000
3000             Stericycle Inc (1)                                                      154,500
7000             United Technologies Corp                                                481,740
3000             Valmont Inds Inc                                                        263,670

                                                                                       3,161,890       13.8%
                                                                                     -----------

Technology
7000             Ansys Inc. (1)                                                          241,640
2000             Apple Computer Inc (1)                                                  287,000
4000             BMC Software Inc (1)                                                    130,080
8000             Cisco Sys Inc (1)                                                       192,720
4000             Corning Inc                                                              96,160
11000            EMC Corp (1)                                                            157,740
9000             Flir Systems Inc (1)                                                    270,810
300              Google Inc Cl A (1)                                                     132,141
9000             Hewlett Packard Co                                                      410,940
2800             International Business Machines                                         322,392
4000             Mantech Intl Corp Cl A (1)                                              181,440
6000             Micros Systems Inc (1)                                                  201,960
16000            Microsoft Corp                                                          454,080
16000            Oracle Corp (1)                                                         312,960
3000             Owens Illinois Inc (1)                                                  169,290
1900             Research in Motion Ltd (1)                                              213,237
4000             Western Digital Corp (1)                                                108,160

                                                                                       3,882,750       16.9%

Telecom-
munications
6500             AT&T Inc                                                                248,950
7000             Nokia Corp                                                              222,810

                                                                                         471,760        2.1%

Healthcare
2500             Alcon Inc                                                               355,625
4000             Amedisys Inc (1)                                                        157,360
4000             Biogen Idec Inc (1)                                                     246,760
3000             Express Scripts Inc (1)                                                 192,960
4000             Gilead Sciences Inc (1)                                                 206,120
1000             Invitrogen Corp (1)                                                      85,470
4000             Johnson & Johnson                                                       259,480
4500             Kinetic Concepts Inc (1)                                                208,035
2500             Lifecell Corp (1)                                                       105,075
9000             Perrigo Co                                                              339,570
6000             St Jude Med Inc (1)                                                     259,140
3000             Stryker Corp                                                            195,150

                                                                                       2,610,745       11.4%

Consumer
Staple
6000             Altria Group Inc                                                        133,200
4000             Coca Cola Co                                                            243,480
4000             Colgate Palmolive Co                                                    311,640
4000             Pepsico Inc                                                             288,800
6000             Philip Morris Intl Inc (1)                                              303,480
5000             Procter & Gamble Co                                                     350,350
4000             Wal Mart Stores Inc                                                     210,720

                                                                                       1,841,670        8.0%

Consumer
Discretionary
3000             Devry Inc                                                               125,520
4000             Disney Walt Co                                                          125,520
5000             Gamestop Corp (1)                                                       258,550
15000            LKQ Corp (1)                                                            337,050
4000             McDonalds Corp                                                          223,080
2000             Nike Inc Cl B                                                           136,000
3000             Priceline Com Inc (1)                                                   362,580
8000             Urban Outfitters Inc (1)                                                250,800

                                                                                       1,819,100        7.9%

Financial
Services
5000             Aflac Inc Com                                                           324,750
6100             American Express Co                                                     266,692
3534             American Intl Group Inc                                                 152,846
7000             Annaly Mtg Mgmt Inc                                                     107,240
6000             Aon Corp                                                                241,200
50               Berkshire Hathaway Inc Cl B (1)                                         223,645
22000            Capstead Mtg Corp                                                       250,800
8000             Charles Schwab Corp                                                     150,640
2000             Franklin Res Inc                                                        193,980
3000             Janus Cap Group Inc                                                      69,810
3000             Metlife Inc                                                             180,780
4000             Nasdaq Stock Market (1)                                                 154,640
2500             Prudential Finl Inc                                                     195,625

                                                                                       2,512,648       10.9%

Materials
3000             FMC Corp                                                                166,470
1000             Flowserve Corp                                                          104,380
2000             Monsanto Co New                                                         223,000
2000             OM Group Inc (1)                                                        109,080
7500             Pan American Silver Corp (1)                                            287,775
2000             Potash Corp Sask Inc                                                    310,420
3000             Praxair                                                                 252,690

                                                                                       1,453,815        6.3%

Energy
5000             Exxon Mobil Corp                                                        422,900
2800             Oil Service Holders Trust (2)                                           495,040
2000             Range Resources Corp                                                    126,900
10000            SPDR Energy (2)                                                         740,600
8000             Southwestern Energy Co (1)                                              269,520

                                                                                       2,054,960        8.9%

Utilities
4500             SPDR Utilities (2)                                                      170,730
8000             Williams Cos Inc                                                        263,840

                                                                                         434,570        1.9%

Diversified
Indexed
 Trusts
1500             Midcap SPDR Tr Unit Ser 1 (2)                                           211,740
2050             iShares MSCI Emerg Mkt (2)                                              275,479
17500            iShares Tr Russell 1000 Growth (2)                                      952,700
3500             iShares Tr Russell Mid-Cap Grwth (2)                                    354,550

                                                                                       1,794,469        7.8%

                 TOTAL COMMON STOCKS AND
                 EXCHANGE TRADED FUNDS                                                22,038,377       95.9%
                                                                 (Cost $17,453,753)


                 WARRANTS

50000            Prescient Medical Inc Warrants                                             0.00        0.0%
                                                                    2/14/13 (4) (5)
                                                                       (Cost $0.00)

                 CONVERTIBLE BONDS

200              Prescient Medical Inc Convert Note                                      200,000        0.9%
                 10.000% Due 08-14-09 (4) (5)
                                                                    (Cost $200,000)


                 INVESTMENT COMPANIES

17360            First American Treasury Oblig Fund                                       41,106
750000           Vanguard Money Market Reserves                                          550,000


                 TOTAL INVESTMENT COMPANIES
                                                                    (Cost $591,106)      591,106        2.6%


                 TOTAL INVESTMENTS                                                    22,829,483       99.4%
                 (Cost $18,244,859) (3)

                 OTHER ASSETS AND LIABILITIES                                            131,890        0.6%

                 NET ASSETS                                                          $22,961,373      100.0%


                 (1) Non-income producing security
                 (2) Exchange Traded Funds, or
                 baskets of stocks giving exposure to
                 certain market segments.
                 (3) Represents cost for federal
                 income tax and book purposes and
                 differs from market value by net
                 unrealized appreciation. (See Note A)
                 (4) Security valued according to
                 "good faith pricing" guidelines.
                 (5) Security has been deemed illiquid.






NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended March 31, 2008, aggregated $11,168,988 and $11,147,357, respectively.
At March 31, 2008, gross unrealized appreciation on investments was $5,143,744 and gross unrealized depreciation on investments was $559,120 for a net unrealized appreciation of $4,584,624 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the fund's net assets as of March 31, 2008.



Valuation Inputs                                                  Investments in Securities ($000)
Level 1 - Quoted Prices                                           $                         22,629
Level 2 - Other Significant Observable Inputs                                                    0
Level 3 - Significant Unobservable Inputs                                                      200
   Total                                                          $                         22,829
                                                                  ---------------------------------


                                                                  Measurements
                                                                  Using Unobservable Inputs
in 000s                                                                                   (Level 3)

                                                                  Securities


Beginning Balance 12-31-2007                                      $                              0

Total gains or losses (realized/unrealized) included in
 earnings                                                                                        0

Purchases, sales, issuances, and settlements (net)                                             200

Transfers in and/or out of Level 3                                                               0

Ending Balance 3-31-2008                                          $                            200


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
 change in unrealized gains or losses relating to assets still
 held at the reporting date                                       $                              0
                                                                  =================================


Gains and losses (realized and unrealized) included in earnings (or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
 assets) for the period                                           $                              0

Change in unrealized gains or losses relating to assets still
 held at reporting date                                           $                              0

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 23, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
May 28, 2008               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 28, 2008               /s/________________________________________________
------------
Date                       James M. Johnson, President

By:
May 28, 2008               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer